Trade Accounts Payable (Details) - Schedule of trade accounts payables - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Payable (Details) - Schedule of trade accounts payables [Line Items]
Invoices payable (a)	S/ 506,798	S/ 454,174
Provision of contract costs (b)	468,360	642,492
Notes payable	5,609	8,252
Trade accounts payable	980,767	1,104,918
Current [member]
Trade Accounts Payable (Details) - Schedule of trade accounts payables [Line Items]
Invoices payable (a)	506,798	454,174
Provision of contract costs (b)	468,360	601,990
Notes payable	5,609	8,252
Trade accounts payable	980,767	1,064,416
Non-current [Member]
Trade Accounts Payable (Details) - Schedule of trade accounts payables [Line Items]
Invoices payable (a)
Provision of contract costs (b)		40,502
Notes payable
Trade accounts payable		S/ 40,502